Activities of the Company - Summary of Significant Investments in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Propimex, S. de R.L. de C.V. [Member]
Disclosure of Subsidiaries [line items]
Activity	Manufacturing and distribution
Country	Mexico
Ownership percentage	100.00%	100.00%
Controladora Interamericana de Bebidas, S. de R.L. de C.V. [Member]
Disclosure of Subsidiaries [line items]
Activity	Holding
Country	Mexico
Ownership percentage	100.00%	100.00%
Spal Industria Brasileira de Bebidas, S.A. [Member]
Disclosure of Subsidiaries [line items]
Activity	Manufacturing and distribution
Country	Brazil
Ownership percentage	96.06%	96.06%
Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V. [Member]
Disclosure of Subsidiaries [line items]
Activity	Manufacturing and distribution
Country	Mexico
Ownership percentage	100.00%	100.00%
Servicios Refresqueros del Golfo, S. de R.L. de C.V. [Member]
Disclosure of Subsidiaries [line items]
Activity	Manufacturing and distribution
Country	Mexico
Ownership percentage	100.00%	100.00%